Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, net
Schedule of property and equipment

	December 31,	December 31,
	2023	2024
	RMB’000	RMB’000
Electronic equipment and computers	6,218	6,375
Office furniture and equipment	4,723	4,754
Leasehold improvement	8,783	7,690
Total	19,724	18,819
Less: accumulated depreciation	(12,358)	(13,002)
Less: impairment	—	—
Property and equipment, net	7,366	5,817